BUSINESS COMBINATIONS - General (Details) $ in Thousands	1 Months Ended
	Aug. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Jan. 25, 2023 shares
BUSINESS COMBINATIONS
Number of shares issued for acquisition | shares			12,250,000
Shipsta
BUSINESS COMBINATIONS
Customary net working capital adjustments	$ 3,982
Ordinary shares of the Company | shares	617,671
Valued at the acquisition closing date	$ 1,013
Total cash consideration	$ 3,481	$ 104
Number of shares issued for acquisition | shares	539,966	15,640
Shares issued	$ 885
Additional amount due	$ 501
Ordinary shares of the Company | shares	77,705
Customary holdbacks	$ 128
Decrease in payable to sellers	$ (505)